Loans - Interest rate segmentation (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Financial assets
Loans and receivables, contractual maturity amount	$ 712,504
Australia
Financial assets
Loans and receivables, contractual maturity amount	622,085
Overseas
Financial assets
Loans and receivables, contractual maturity amount	90,419
Over 1 Year
Financial assets
Loans and receivables, contractual maturity amount	616,558	$ 597,768
Over 1 Year | Variable Interest Rates
Financial assets
Loans and receivables, contractual maturity amount	442,702	436,014
Over 1 Year | Fixed interest rate
Financial assets
Loans and receivables, contractual maturity amount	173,856	161,754
Over 1 Year | Australia
Financial assets
Loans and receivables, contractual maturity amount	550,963	534,969
Over 1 Year | Australia | Variable Interest Rates
Financial assets
Loans and receivables, contractual maturity amount	423,886	417,643
Over 1 Year | Australia | Fixed interest rate
Financial assets
Loans and receivables, contractual maturity amount	127,077	117,326
Over 1 Year | Overseas
Financial assets
Loans and receivables, contractual maturity amount	65,595	62,799
Over 1 Year | Overseas | Variable Interest Rates
Financial assets
Loans and receivables, contractual maturity amount	18,816	18,371
Over 1 Year | Overseas | Fixed interest rate
Financial assets
Loans and receivables, contractual maturity amount	$ 46,779	$ 44,428